Note 3 - Summary of Significant Accounting Policies: (d) Fair Value of Financial Instruments (Policies)	9 Months Ended
Sep. 30, 2015
Policies
(d) Fair Value of Financial Instruments

(d)  Fair Value of Financial Instruments

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, net, notes and loans payable to related parties, accounts payable, and accrued expenses payable. The fair value of these financial instruments approximate their carrying amounts reported in the balance sheets due to the short term maturity of these instruments.